Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Litigation	€ (50)	€ (218)	€ (238)
Allowances and losses on trade receivables - telecom activities	(206)	(213)	(382)
Cost of bank credit risk	(49)	(48)	(31)
Expenses from universal service	(28)	(22)	(19)
Operating foreign exchange gains (losses)	(23)	(20)	19
Acquisition and integration costs	(40)	(14)	(18)
Other expenses	(17)	(165)	(119)
Total other operating expenses	€ (413)	€ (700)	€ (789)